UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Hedged Equity ETF (THEQ)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Hedged Equity ETF (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity ETF	$9	0.18%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$37,360
  Number of Portfolio Holdings119
  Portfolio Turnover Rate10.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Exchange-Traded Funds	81.9%
Information Technology	3.4
Health Care	1.6
Financials	1.3
Consumer Staples	0.9
Industrials & Business Services	0.8
Utilities	0.8
Communication Services	0.7
Consumer Discretionary	0.6
Other	8.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price U.S. Equity Research ETF	81.9%
Cisco Systems	0.3
Chubb	0.3
Motorola Solutions	0.3
Merck	0.2
Duke Energy	0.2
Exxon Mobil	0.2
Cencora	0.2
NVIDIA	0.2
Johnson & Johnson	0.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Hedged Equity ETF (THEQ)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1177-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
THEQ	Hedged Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	3/26/25(1) Through
	6/30/26	12/31/25
NET ASSET VALUE
Beginning of period	$ 27.98	$ 25.00
Investment activities
Net investment income(2)(3)	0.04	0.30
Net realized and unrealized gain/loss	1.87	2.90
Total from investment activities	1.91	3.20
Distributions
Net investment income	-	(0.14)
Net realized gain	-	(0.08)
Total distributions	-	(0.22)
NET ASSET VALUE
End of period	$ 29.89	$ 27.98

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	3/26/25(1) Through
	6/30/26	12/31/25
Ratios/Supplemental Data
Total return, based on NAV(3)(4)(5)	6.83%	12.81%
Ratios to average net assets:(3)(4)
Gross expenses before waivers/payments by Price Associates	0.46%(6)	0.46%(6)
Net expenses after waivers/payments by Price Associates	0.18%(6)	0.19%(6)
Net investment income	0.30%(6)	1.45%(6)
Portfolio turnover rate(4)(7)	10.6%	15.3%
Net assets, end of period (in thousands)	$ 37,360	$ 34,272

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying funds.
However, investment performance of the fund is directly related to the investment performance of the underlying funds in which it invests.

(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying funds.

(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares/Par	$ Value
(Cost and value in $000s)

COMMON STOCKS 10.7%
COMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
AT&T	1,351	28
Verizon Communications	1,352	57
		85
Entertainment 0.1%
Electronic Arts	92	19
Netflix (1)	285	20
		39
Interactive Media & Services 0.2%
Alphabet, Class C	107	38
Meta Platforms, Class A	27	15
		53
Wireless Telecommunication Services 0.2%
T-Mobile US	451	76
		76
Total Communication Services		253
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.2%
Booking Holdings	20	4
McDonald's	257	69
		73
Specialty Retail 0.4%
AutoZone (1)	13	42
Home Depot	16	6
O'Reilly Automotive (1)	557	51

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
TJX	351	53
		152
Total Consumer Discretionary		225
CONSUMER STAPLES 0.9%
Beverages 0.2%
Coca-Cola	629	51
Keurig Dr Pepper	689	23
PepsiCo	158	21
		95
Consumer Staples Distribution & Retail 0.1%
Walmart	184	21
		21
Household Products 0.4%
Colgate-Palmolive	851	78
Procter & Gamble	494	73
		151
Tobacco 0.2%
Philip Morris International	355	64
		64
Total Consumer Staples		331
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
EOG Resources	354	46
Exxon Mobil	609	83
Williams	360	27
Total Energy		156
FINANCIALS 1.3%
Capital Markets 0.2%
Cboe Global Markets	165	40

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
CME Group	132	29
		69
Financial Services 0.4%
Berkshire Hathaway, Class B (1)	65	32
Mastercard, Class A	144	74
Visa, Class A	203	70
		176
Insurance 0.7%
Allstate	260	62
Chubb	279	95
Marsh & McLennan	249	42
Progressive	148	32
Travelers	88	29
		260
Total Financials		505
HEALTH CARE 1.6%
Biotechnology 0.3%
AbbVie	27	7
Gilead Sciences	566	71
Regeneron Pharmaceuticals	36	22
United Therapeutics (1)	38	21
Vertex Pharmaceuticals (1)	6	3
		124
Health Care Equipment & Supplies 0.1%
Boston Scientific (1)	316	13
Intuitive Surgical (1)	7	3
ResMed	114	22
		38
Health Care Providers & Services 0.7%
Cardinal Health	66	16

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Cencora	294	83
Elevance Health	53	21
Encompass Health	162	16
McKesson	103	78
UnitedHealth Group	90	37
		251
Pharmaceuticals 0.5%
Eli Lilly	9	11
Johnson & Johnson	312	79
Merck	682	88
		178
Total Health Care		591
INDUSTRIALS & BUSINESS SERVICES 0.8%
Aerospace & Defense 0.2%
Lockheed Martin	63	32
Northrop Grumman	45	23
		55
Commercial Services & Supplies 0.4%
Republic Services	207	44
Waste Connections	336	56
Waste Management	195	43
		143
Electrical Equipment 0.0%
AMETEK	52	13
		13
Machinery 0.0%
Parker-Hannifin	8	8
Xylem	71	8
		16

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Professional Services 0.2%
Automatic Data Processing	97	22
SS&C Technologies Holdings	308	19
Verisk Analytics	141	25
		66
Total Industrials & Business Services		293
INFORMATION TECHNOLOGY 3.4%
Communications Equipment 0.8%
Arista Networks (1)	239	41
Ciena (1)	48	23
Cisco Systems	885	104
F5 (1)	115	48
Motorola Solutions	228	95
		311
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A	407	72
Corning	83	21
TE Connectivity	206	41
Teledyne Technologies (1)	114	76
		210
IT Services 0.3%
Accenture, Class A	129	16
Cognizant Technology Solutions, Class A	380	15
International Business Machines	153	43
VeriSign	139	35
		109
Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices (1)	34	20
Applied Materials	20	14
Broadcom	78	29

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Micron Technology	10	12
NVIDIA	406	81
Texas Instruments	56	17
		173
Software 1.0%
AppLovin, Class A (1)	48	25
Cadence Design Systems (1)	109	41
Check Point Software Technologies (1)	136	18
Fortinet (1)	203	31
Microsoft	199	74
Oracle	14	2
Palo Alto Networks (1)	59	20
PTC (1)	235	27
Roper Technologies	110	37
Salesforce.com	109	17
ServiceNow (1)	488	49
Workday (1)	238	29
Zoom Communications (1)	197	17
		387
Technology Hardware, Storage & Peripherals 0.2%
Apple	177	51
NetApp	108	17
		68
Total Information Technology		1,258
MATERIALS 0.1%
Chemicals 0.1%
Linde	60	31
		31

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Metals & Mining 0.0%
Newmont	115	11
		11
Total Materials		42
REAL ESTATE 0.1%
Health Care REITs 0.0%
Welltower, REIT	70	16
		16
Specialized REITs 0.1%
Equinix, REIT	9	9
Public Storage, REIT	41	13
		22
Total Real Estate		38
UTILITIES 0.8%
Electric Utilities 0.4%
Duke Energy	661	84
Southern	411	39
Xcel Energy	461	37
		160
Gas Utilities 0.1%
Atmos Energy	104	18
		18
Multi-Utilities 0.3%
Ameren	309	35
CMS Energy	564	43
Consolidated Edison	189	21

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
WEC Energy Group	54	6
		105
Total Utilities		283
Total Common Stocks (Cost $3,998)		3,975
EXCHANGE-TRADED FUNDS 81.9%
Exchange-Traded Funds 81.9%
T. Rowe Price U.S. Equity Research ETF, 0.57% (2)(3)(4)	643,780	30,599
Total Exchange-Traded Funds (Cost $26,127)		30,599
SHORT-TERM INVESTMENTS 6.6%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 3.69% (3)(5)	2,179,786	2,180
U.S. Treasury Obligations 0.8%
U.S. Treasury Bills, 3.63%, 7/23/26 (6)	130,000	129
U.S. Treasury Bills, 3.60%, 8/13/26 (6)	40,000	40
U.S. Treasury Bills, 3.66%, 9/10/26 (6)	130,000	129
		298
Total Short-Term Investments (Cost $2,478)		2,478
SECURITIES LENDING COLLATERAL 9.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 9.5%
Money Market Funds 9.5%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(5)	3,537,600	3,538
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,538
Total Securities Lending Collateral (Cost $3,538)		3,538

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.2%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 4/16/27 @ $5,700 (1)	200	1,500	16
S&P 500 Index, Put, 5/21/27 @ $6,400 (1)	200	1,500	33
S&P 500 Index, Put, 6/17/27 @ $6,500 (1)	200	1,500	38
Total Exchange-Traded Options Purchased (Cost $134)			87
Total Options Purchased (Cost $134)			87

Total Investments in Securities 108.9% of Net Assets (Cost $36,275)	$40,677

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	SEC 30-day yield
(3)
The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.

(4)	See Note 4. All or a portion of this security is on loan at June 30, 2026.
(5)	Seven-day yield
(6)	At June 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 18 E-mini S&P 500 contracts	09/26	(6,775)	$(19)
Long, 41 U.S. Treasury Notes ten year contracts	09/26	4,470	36
Net payments (receipts) of variation margin to date			(69)
Variation margin receivable (payable) on open futures contracts			$(52)

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price U.S. Equity Research ETF	$819	$1,845	$—
T. Rowe Price Government Reserve Fund	—	—	37
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$819#	$1,845	$37+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 6/30/26
T. Rowe Price U.S. Equity Research ETF	$27,584	6,442	5,272	$30,599
T. Rowe Price Government Reserve Fund	2,204	¤	¤	2,180
T. Rowe Price Treasury Reserve Fund	—	¤	¤	3,538
	Total			$36,317^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $37 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $31,845.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $36,275)	$40,677
Receivable for shares sold	747
Cash deposits on futures contracts	211
Dividends receivable	9
Other assets	1
Total assets	41,645
Liabilities
Obligation to return securities lending collateral	3,538
Payable for investment securities purchased	690
Variation margin payable on futures contracts	52
Investment management and administrative fees payable	5
Total liabilities	4,285
NET ASSETS	$37,360
Net Assets Consists of:
Total distributable earnings (loss)	$4,137
Paid-in capital applicable to 1,250,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	33,223
NET ASSETS	$37,360
NET ASSET VALUE PER SHARE	$29.89
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
6/30/26
Investment Income (Loss)
Income
Dividend	$74
Interest	7
Securities lending	2
Total income	83
Expenses
Investment management and administrative expense	78
Waived / paid by Price Associates	(47)
Total expenses	31
Net investment income	52
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(101)
In-kind redemptions	885
Futures	(629)
Net realized gain	155
Change in net unrealized gain / loss
Securities	1,802
Futures	40
Change in unrealized gain / loss	1,842
Net realized and unrealized gain / loss	1,997
INCREASE IN NET ASSETS FROM OPERATIONS	$2,049
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	3/26/25 Through
	6/30/26	12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$52	$229
Net realized gain (loss)	155	(453)
Change in net unrealized gain / loss	1,842	2,577
Increase in net assets from operations	2,049	2,353
Distributions to shareholders
Net earnings	—	(272)
Capital share transactions*
Shares sold	7,943	32,873
Shares redeemed	(6,904)	(682)
Increase in net assets from capital share transactions	1,039	32,191
Net Assets
Increase during period	3,088	34,272
Beginning of period	34,272	-
End of period	$37,360	$34,272
*Share information (000s)
Shares sold	275	1,250
Shares redeemed	(250)	(25)
Increase in shares outstanding	25	1,225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Hedged Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on March 26, 2025. The fund seeks to provide long-term capital growth. As part of the long equity strategy, the majority of the fund invests in T. Rowe Price and third-party exchange-traded funds and particularly in the T. Rowe Price U.S. Equity Research ETF.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually.

T. ROWE PRICE HEDGED EQUITY ETF

A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee

T. ROWE PRICE HEDGED EQUITY ETF

(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE HEDGED EQUITY ETF

valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE HEDGED EQUITY ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,975	$—	$—	$3,975
Exchange-Traded Funds	30,599	—	—	30,599
Short-Term Investments	2,180	298	—	2,478
Securities Lending Collateral	3,538	—	—	3,538
Options Purchased	—	87	—	87
Total	40,292	385	—	40,677
Futures Contracts*	36	—	—	36
Total	$40,328	$385	$—	$40,713
Liabilities
Futures Contracts*	$19	$—	$—	$19

*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

NOTE 3 – DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to

T. ROWE PRICE HEDGED EQUITY ETF

enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$36
Equity derivatives	Securities^	87
Total		$123
Liabilities
Equity derivatives	Futures	$19

*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.

^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE HEDGED EQUITY ETF

(000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Futures	Total
Realized Gain (Loss)
Interest rate derivatives	$—	$(139)	$(139)
Equity derivatives	(41)	(490)	(531)
Total	$(41)	$(629)	$(670)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$58	$58
Equity derivatives	(30)	(18)	(48)
Total	$(30)	$40	$10

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is

T. ROWE PRICE HEDGED EQUITY ETF

subject to the liquidity of underlying positions. As of June 30, 2026, cash of $211,000 and securities valued at $299,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 34% of net assets.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are

T. ROWE PRICE HEDGED EQUITY ETF

separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option.  Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 11% and 13% of net assets.
NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral

T. ROWE PRICE HEDGED EQUITY ETF

investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $3,503,000; the value of cash collateral and related investments was $3,538,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $3,616,000 and $4,284,000, respectively, for the six months ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $7,323,000 and $6,295,000, respectively, for the six months ended June 30, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $36,278,000. Net unrealized gain aggregated $4,416,000 at period-end, of which $4,792,000 related to appreciated investments and $376,000 related to depreciated investments.

T. ROWE PRICE HEDGED EQUITY ETF

NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.46% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2026, are as follows:

T. ROWE PRICE HEDGED EQUITY ETF

(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price U.S. Equity Research ETF	0.34%	$47
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 950,000 shares of the fund, representing 76% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE HEDGED EQUITY ETF

NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the actual

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the total expenses ranked in the first quintile (Expense Group) and third quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1177-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026